Intangible assets (Tables)	6 Months Ended
Jun. 30, 2019
Intangible assets
Reconciliation of goodwill

	2019 £m	2018 £m
	30 Jun	31 Dec
Carrying value at beginning of period	1,857	1,482
Reclassification to held for distributionnote D2.2	(1,359)	—
Additions in the period	—	376
Disposals/reclassifications to held for sale	—	(10)
Exchange differences	12	9
Carrying value at end of period	510	1,857

Schedule of deferred acquisition costs and other intangible assets

	2019 £m	2018 £m
	30 Jun	31 Dec
Deferred acquisition costs and other intangible assets attributable to shareholders:
From continuing operations	12,601	11,672
From discontinued operations*	—	112
Total	12,601	11,784
Other intangible assets, including computer software, attributable to with-profits funds:
From continuing operations	58	56
From discontinued operations*	—	83
Total	58	139
Total of deferred acquisition costs and other intangible assets	12,659	11,923

*    Classified as discontinued operations at 30 June 2019 (as described in note A2).

Shareholder-backed
Intangible assets
Schedule of deferred acquisition costs and other intangible assets

	2019 £m	2018 £m
	30 Jun	31 Dec
Deferred acquisition costs related to insurance contracts as classified under IFRS 4	10,326	10,017
Deferred acquisition costs related to investment management contracts, including life assurance contracts classified as financial instruments and investment management contracts under IFRS 4	27	78
Deferred acquisition costs related to insurance and investment contracts	10,353	10,095
Present value of acquired in-force policies for insurance contracts as classified under IFRS 4 (PVIF)	31	34
Distribution rights and other intangibles	2,217	1,655
Present value of acquired in-force (PVIF) and other intangibles attributable to shareholders	2,248	1,689
Total of deferred acquisition costs and other intangible assetsnote (a)	12,601	11,784

Notes

(a)	Total deferred acquisition costs and other intangible assets can be further analysed by business operations as follows:

	2019 £m						2018 £m
	Deferred acquisition costs
			UK and
	Asia	US	Europe	All asset	PVIF and other	30 Jun	31 Dec
	insurance	insurance*	insurance	management	intangibles†	Total	Total
Balance at 1 January:	1,264	8,727	86	18	1,689	11,784	10,866
Reclassification to held for distribution	—	—	(86)	(18)	(8)	(112)	—
Additions‡	198	285	—	—	652	1,135	1,248
Amortisation to the income statement:note (c)
Adjusted IFRS operating profit based on longer-term investment returns	(91)	(94)	—	—	(102)	(287)	(1,024)
Non-operating profit	—	476	—	—	—	476	(118)
	(91)	382	—	—	(102)	189	(1,142)
Disposals and transfers	—	—	—	—	(5)	(5)	(14)
Exchange differences and other movements	12	8	—	—	22	42	580
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income	—	(432)	—	—	—	(432)	246
Balance at 30 June	1,383	8,970	—	—	2,248	12,601	11,784

*    Under the Group’s application of IFRS 4, US GAAP is used for measuring the insurance assets and liabilities of its US and certain Asia operations. Under US GAAP, most of the US insurance operation’s products are accounted for under Accounting Standard no. 97 of the Financial Accounting Standards Board (FAS 97) whereby deferred acquisition costs are amortised in line with the emergence of actual and expected gross profits which are determined using an assumption for long-term investment returns for the separate account of 7.4 per cent (full year 2018: 7.4 per cent) (gross of asset management fees and other charges to policyholders, but net of external fund management fees). The amounts included in the income statement and other comprehensive income affect the pattern of profit emergence and thus the DAC amortisation attaching. DAC amortisation is allocated to the operating and non-operating components of the Group’s supplementary analysis of profit and other comprehensive income by reference to the underlying items.

†    PVIF and other intangibles comprise PVIF, distribution rights and other intangibles such as software rights. Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of bancassurance partnership arrangements in Asia. These agreements allow for bank distribution of Prudential’s insurance products for a fixed period of time. Software rights include amounts reclassified as held for distribution of negative £6 million, additions of £16 million, amortisation of £15 million, disposals of £2 million and a balance at 30 June 2019 of £55 million.

‡    In January 2019, the Group renewed its regional strategic bancassurance alliance with United Overseas Bank Limited (UOB). The new agreement extends the original alliance, which commenced in 2010, to 2034 and increases the geographical scope to include a fifth market, Vietnam, alongside the existing markets of Singapore, Malaysia, Thailand and Indonesia. As part of this transaction, Prudential has agreed to pay UOB an initial fee of £662 million (translated using a Singapore dollar: £ foreign exchange rate of 1.7360) for distribution rights which are not dependent on future sales volumes. This amount is paid in three instalments of £230 million in February 2019,  £331 million in January 2020 and £101 million in January 2021. After allowing for discounting, the amount included in additions in the table above is £630 million.

Jackson (US insurance operations) | Shareholder-backed
Intangible assets
Schedule of DAC components

	2019 £m	2018 £m
	30 Jun	31 Dec
Variable annuity business	9,118	8,477
Other business	341	299
Cumulative shadow DAC (for unrealised gains/losses booked in other comprehensive income)*	(489)	(49)
Total DAC for US operations	8,970	8,727

*    A loss of £(432) million (31 December 2018: a gain of £246 million) for shadow DAC amortisation is booked within other comprehensive income to reflect the impact from the positive unrealised valuation movement for half year 2019 of £2,617 million (31 December 2018: negative unrealised valuation movement of £(1,617) million). These adjustments reflect the movement from period to period, in the changes to the pattern of reported gross profits that would have happened if the assets reflected in the statement of financial position had been sold, crystallising the unrealised gains and losses, and the proceeds reinvested at the yields currently available in the market. At 30 June 2019, the cumulative shadow DAC balance as shown in the table above was negative £(489) million (31 December 2018: negative £(49) million).